Promissory Notes (Details) - USD ($)				12 Months Ended
	Jan. 25, 2025	Nov. 26, 2024	Jan. 25, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Oct. 25, 2024	Sep. 30, 2024
Promissory Notes [Line Items]
Notes paid	$ 1,515,501
Fair value				$ 605,234	$ 945,096
Number of shares issued (in Shares)				2,439	94
Fair value gain					$ (705,565)	$ 108,288
Unsecured Convertible Promissory Note [Member]
Promissory Notes [Line Items]
Fair value gain				377,897
Parent [member] | Unsecured Convertible Promissory Note [Member]
Promissory Notes [Line Items]
Principal amount of debt issued			$ 1,610,657
Notes paid	$ 1,460,657		150,000
Fair value			1,418,675
NCAC Note [Member]
Promissory Notes [Line Items]
Fair value gain				705,565		$ (108,288)
Fair value of notes
NCAC Note [Member] | Unsecured Convertible Promissory Note [Member]
Promissory Notes [Line Items]
Principal amount of debt issued			1,615,501
Notes paid			100,000
Fair value			$ 1,413,529
Number of shares issued (in Shares)									865
Conversion price (in Dollars per share)									$ 1,867.97
Weighted average share price (in Dollars per share)		$ 1,867.97
PGI [Member] | Unsecured Convertible Promissory Note [Member]
Promissory Notes [Line Items]
Extinguishment amount									$ 1,307,960
Conversion price (in Dollars per share)								$ 1,867.97	$ 1,867.97
Weighted average share price (in Dollars per share)		$ 1,867.97
Fair value gain				$ 327,668
Common Shares [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)				2,293,277	90,883
Common Shares [Member] | NCAC Note [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)							7,499
Common Shares [Member] | PGI [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)			1,338
Common Shares [Member] | PGI [Member] | Unsecured Convertible Promissory Note [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)							6,780	226	556